Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues
Total revenues, net of rebates and discounts	$ 181,267	$ 232,132	$ 201,911
Business taxes and surcharges	(602)	(1,528)	(1,328)
Net revenues	180,665	230,604	200,583
Cost of revenues
Total cost of revenues	(99,913)	(115,667)	(117,876)
Gross profit	80,752	114,937	82,707
Operating expenses
Research and development expenses	(68,571)	(76,763)	(66,947)
Sales and marketing expenses	(31,820)	(35,322)	(19,888)
General and administrative expenses	(38,930)	(40,833)	(36,517)
Assets impairment loss, net of recoveries	2,147	(6,348)	(13,556)
Total operating expenses	(137,174)	(159,266)	(136,908)
Operating loss	(56,422)	(44,329)	(54,201)
Interest income	1,897	1,183	1,967
Interest expense	(75)	(239)	(239)
Other income, net	5,861	2,810	7,880
Share of loss from equity investees	0	(307)	(1,875)
Loss from continuing operations before income tax	(48,739)	(40,882)	(46,468)
Income tax benefits/(expenses)	(4,676)	89	2,252
Net loss from continuing operations	(53,415)	(40,793)	(44,216)
Discontinued operations
Income from discontinued operations before income taxes		1,533	7,538
Income tax expenses		(230)	(1,131)
Net profit from discontinued operations		1,303	6,407
Net loss for the year	(53,415)	(39,490)	(37,809)
Less: net profit/ (loss) attributable to the non-controlling interest	(246)	(212)	13
Net loss attributable to Xunlei Limited	(53,169)	(39,278)	(37,822)
Net loss for the year	(53,415)	(39,490)	(37,809)
Other comprehensive income/(loss): Currency translation adjustments, net of tax	(650)	(5,539)	6,413
Comprehensive loss	(54,065)	(45,029)	(31,396)
Less: comprehensive loss attributable to non-controlling interest	(219)	(34)	(172)
Comprehensive loss attributable to Xunlei Limited	$ (53,846)	$ (44,995)	$ (31,224)
Earnings/(loss) per share for common shares, basic
Continuing operations	$ (0.16)	$ (0.12)	$ (0.13)
Discontinued operations	0.00	0.00	0.02
Total loss per share for common shares, basic	(0.16)	(0.12)	(0.11)
Earnings/(loss) per share for common shares, diluted
Continuing operations	(0.16)	(0.12)	(0.13)
Discontinued operations	0.00	0.00	0.02
Total loss per share for common shares, diluted	$ (0.16)	$ (0.12)	$ (0.11)
Weighted average number of common shares used in calculating continuing operations, -Basic	337,845,675	334,965,987	331,731,963
Weighted average number of common shares used in calculating continuing operations, Diluted	337,845,675	334,965,987	331,731,963
Service [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	$ 172,998	$ 177,528	$ 169,017
Cost of revenues
Cost of Goods and Services Sold	(92,732)	(84,033)	(96,391)
Product [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	8,269	54,604	32,894
Cost of revenues
Cost of Goods and Services Sold	$ (7,181)	$ (31,634)	$ (21,485)